STATEMENT OF CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on change in fair value of SAFE and warrant liabilities		$ 1,949,000	$ 563,000
Changes in operating assets and liabilities:
Net cash used in operating activities		(84,703,000)	(42,591,000)
Cash Flows From Investing Activities:
Net cash used in investing activities		(10,686,000)	(5,747,000)
Cash Flows From Financing Activities:
Proceeds received from private placement		50,000,000	30,000,000
Net cash provided by financing activities		50,545,000	116,015,000
Cash, cash equivalents and restricted cash at beginning of period		128,732,000	60,909,000
Cash, cash equivalents and restricted cash at end of period	$ 128,732,000	83,710,000	128,732,000
AMCI ACQUISITION CORP. II
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	46,738	(1,358,446)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B common stock	1,000
Loss on change in fair value of SAFE and warrant liabilities	(1,905,000)	(2,969,630)
Gain from extinguishment of deferred underwriting commissions on public shares		(171,700)
Offering costs allocated to derivative warrant liabilities	476,450	0
Income from investments held in the trust account	(6,015)	(2,299,536)
Changes in operating assets and liabilities:
Prepaid expenses	155,454	331,701
Accounts payable	85,534	2,409,463
Due to related party	49,723	1,324,277
Accrued expenses	199,733	2,027,326
Capital based tax payable	198,129	196,182
Franchise tax payable	188,237	(144,685)
Income tax payable		309,320
Net cash used in operating activities	(510,017)	(345,728)
Cash Flows From Investing Activities:
Cash deposited in trust account	(150,000,000)
Investment income released from trust account for payment of taxes		9,000
Net cash used in investing activities	(150,000,000)	9,000
Cash Flows From Financing Activities:
Proceeds from note payable to related party	1,000
Proceeds received from initial public offering, gross	150,000,000
Proceeds received from private placement	852,416
Net cash provided by financing activities	150,853,416
Net (decrease) increase in cash, cash equivalents and restricted cash	343,399	(336,728)
Cash, cash equivalents and restricted cash at beginning of period	0	343,399
Cash, cash equivalents and restricted cash at end of period	343,399	6,671	$ 343,399
Supplemental disclosure of noncash activities:
Offering costs paid by related party under note payable and advances	1,968,784
Offering costs included in accrued expenses	30,000
Offering costs paid by Sponsor in exchange for issuance of Class B common stock	24,000
Prepaid expenses paid by related party under note payable and advances	677,800
Repayment of note payable and advances by Sponsor in exchange for issuance of private placement warrants	2,647,584
Deferred underwriting commissions in connection with the initial public offering	5,250,000
Value of Class B common stock transferred to Anchor Investors at initial public offering	$ 6,509,758
Extinguishment of deferred underwriting commissions on public shares		$ 4,878,300